Summary of stock option activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Options Outstanding
Outstanding at beginning of period	206,946	227,518	255,267
Granted	0	0	0
Exercised	0	0	0
Forfeited	0	0	0
Expired	(45,960)	(20,572)	(27,749)
Outstanding at end of period	160,986	206,946	227,518
Share Based Compensation Arrangement By Share Based Payment Award Options Additional Disclosures Abstract
Outstanding at beginning of period	$ 207.83	$ 206.71	$ 206.44
Granted	$ 0	$ 0	$ 0
Exercised	$ 0	$ 0	$ 0
Forfeited	$ 0	$ 0	$ 0
Share Based Compensation Arrangement By Share Based Payment Award Options Expirations In Period Weighted Average Exercise Price	$ 155.68	$ 195.48	$ 204.27
Outstanding at end of period	$ 222.71	$ 207.83	$ 206.71